Stock-Based Compensation (Details 6) (Lattice Model Two, Warrant)	9 Months Ended
Mar. 31, 2015
Lattice Model Two | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	90.00%
Risk free interest rate	1.71%
Warrant term (years)	7 years
Dividend yield	0.00%